Lines of Credit Payable (Details Textual) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 57,582,000	$ 59,324,000